Transactions and Balances with Related Parties	12 Months Ended
Dec. 31, 2025
Transactions and Balances with Related Parties [Abstract]
TRANSACTIONS AND BALANCES WITH RELATED PARTIES
NOTE 26:	TRANSACTIONS AND BALANCES WITH RELATED PARTIES

The Company’s related parties, as defined in IAS 24, include its key management personnel — namely directors and members of the executive committee. Until its disposal during 2025, InterCure Ltd. was also considered a related party.

a.	Compensation to key management personnel:

The compensation to key management personnel for employee services provided to the Company is shown below:

	Year ended December 31,
	2025	2024	2023
	U.S. dollars in thousands

Management fees, directors, and consulting fees	312	341	240
Share-based payments	346	264	3

	658	605	243

Number of persons	6	11	8

The Company pays to an accounting firm of which the company’s CFO is a Partner (“accounting firm”), a monthly fee of NIS 30 thousand (approximately $9.5 thousand) for controller and bookkeeping services. Total fees for controller and bookkeeping services for the years ended 2025, 2024 and 2023 were approximately $103 thousand, $73 thousand and $49 thousand respectively.

In addition, as of December 31, 2025 and 2024, the Company’s balances with key management personnel and the accounting firm totaled approximately $66 thousand and $71 thousand, respectively (all of which were linked to the NIS).

For further information regarding share-based payment to related parties, see also Note 17.

b.	InterCure Ltd:

During 2025, the Company sold its entire investment in InterCure Ltd. As of December 31, 2024, the Company’s holding in InterCure Ltd. was 1.04%.

Until its disposal during 2025, the Company’s investment in the shares of InterCure Ltd. was presented as marketable securities. The opening balance as of January 1, 2025 was $772 thousand. Following a revaluation gain of approximately $5 thousand recognized during 2025, the investment was sold for approximately $777 thousand, resulting in no material gain or loss on disposal. As of December 31, 2024, the carrying amount of the Company’s investment in InterCure Ltd. was approximately $772 thousand (see also Note 8).

Until 2024, the Company subleased an office from Canndoc Ltd., a subsidiary of InterCure Ltd. During 2025, 2024 and 2023, the Company recorded rent expenses of approximately $0 thousand, $0 thousand and $11 thousand, respectively, to Canndoc Ltd. As of December 31, 2025 and 2024, no balances were due to or from Canndoc Ltd. Following the disposal of the investment in InterCure Ltd. during 2025, Canndoc Ltd. is no longer a related party.

c.	Convertible loan from shareholder

During 2025, the Company received a convertible loan of approximately $208 thousand (NIS 700 thousand) from a director of the Company, bearing interest at an annual rate of 8% and convertible into the Company’s ADSs at a 20% discount to their market price. As of December 31, 2025, the loan was measured at its fair value of approximately $269 thousand, and subsequent to the reporting date it was converted in full into shares of the Company. For further details, see Note 14.

d.	Loan to Social Proxy

From its acquisition of Social Proxy in August 2024 and through May 2025, the Company extended loans to Social Proxy bearing interest at an annual rate of 8%, in a total amount of approximately $1,626 thousand. Of this amount, $1,318 thousand, relating to the period through December 31, 2024, was included within discontinued operations, and the remaining $308 thousand, relating to 2025, was recognized as a bad debt loss within continuing operations. For further details, see Notes 6 and 23.